TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of Earnings Before Income Taxes

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands	8,709,933	57,199,049	(22,036,601)
PRC	438,904,245	532,128,623	498,042,536
Other countries	(298,739,141)	(181,952,469)	775,180,276
Income before income taxes	148,875,037	407,375,203	1,251,186,211

Schedule of Current and Deferred Income Taxes

	For the year ended December 31
	2017	2018	2019
Current income tax (expenses)/benefits	RMB	RMB	RMB
PRC	(39,138,531)	(37,136,613)	(25,562,374)
Other countries	27,002,786	(74,198,842)	39,207,147
Total current income tax expenses	(12,135,745)	(111,335,455)	13,644,773
Deferred tax (expenses)/benefits	7,507,742	106,925,932	(291,623,774)
Income tax expenses, net	(4,628,003)	(4,409,523)	(277,979,001)

Schedule of Income Tax Rate Reconciliation

	For the year ended December 31
	2017	2018	2019
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	6.6	1.1	0.1
—Change in fair value of convertible senior notes and call options	0.0	0.0	0.6
—Accrued payroll and welfare expenses	13.4	4.2	0.5
—Change of enacted tax rate	(12.1)	(3.2)	0.7
—Other tax preferences	(42.3)	(19.5)	(7.0)
Difference in tax rate of subsidiaries outside the PRC	7.5	0.6	4.5
Effect of tax holiday for subsidiaries	(8.8)	(14.0)	(4.6)
Change in valuation allowance	13.8	6.9	2.4
Effective tax rate	3.1	1.1	22.2

Schedule of Aggregate Amount and Per Share Effect of Reduction of CIT

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
The aggregate amount of effect	36,268,723	57,284,294	57,373,029
Per share effect—basic	0.28	0.37	0.34
Per share effect—diluted *	0.27	0.37	0.34

Schedule of Noncurrent Deferred Tax Assets

	As of December 31
	2018	2019
	RMB	RMB
Net operating losses	315,472,145	367,045,173
Accrued warranty costs	137,737,283	171,396,603
Provision for inventories, accounts receivable, other receivable	46,850,223	56,512,918
Timing difference for revenue recognition of retainage contract	9,486,524	8,337,383
Other temporary differences	63,601,889	49,723,467
Impairment for property, plant and equipment	5,667,933	18,310,891
Total deferred tax assets	578,815,997	671,326,435
Less: Valuation allowance	(114,620,700)	(144,316,817)
Less: Deferred tax liabilities in the same tax jurisdiction	(126,125,973)	(255,723,355)
Deferred tax assets	338,069,324	271,286,263

Timing difference for project assets, property, plant and equipment	(126,125,973)	(349,000,757)
Timing difference for refund of countervailing duties	—	(119,355,270)
Other temporary differences	(25,893,228)	(38,101,269)
Total deferred tax liabilities	(152,019,201)	(506,457,296)
Less: Deferred tax assets in the same tax jurisdiction	126,125,973	255,723,355
Deferred tax liabilities	(25,893,228)	(250,733,941)

Schedule of Movement of Valuation Allowances

	For the year ended December 31
	2017	2018	2019
	RMB	RMB	RMB
At beginning of year	(66,223,501)	(86,443,363)	(114,620,700)
Current year additions	(42,043,420)	(29,565,816)	(62,415,889)
Utilization and reversal of valuation allowances	21,823,558	1,388,479	32,719,772
At end of year	(86,443,363)	(114,620,700)	(144,316,817)